Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

Collection Period Start	1-Aug-17	Distribution Date	15-Sep-17
Collection Period End	31-Aug-17	30/360 Days	30
Beg. of Interest Period	15-Aug-17	Actual/360 Days	31
End of Interest Period	15-Sep-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	437,677,967.78	385,927,139.10	0.3242405
Total Securities		1,190,249,771.82	437,677,967.78	385,927,139.10	0.3242405
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	84,428,195.96	32,677,367.28	0.1167049
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	51,750,828.68	108,349.52	184.8243881	0.3869626
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	51,750,828.68	338,982.85

I. COLLECTIONS
Lease Payments: ( Lease SUBI)
Monthly Principal	6,414,949.53
Monthly Interest	2,166,560.13

Total Monthly Payments	8,581,509.66
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	317,606.18
Aggregate Sales Proceeds Advance	20,482,743.70

Total Advances	20,800,349.88

Vehicle Disposition Proceeds:
Reallocation Payments	40,651,671.51
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	9,803,063.43
Excess Wear and Tear and Excess Mileage	400,552.40
Remaining Payoffs	0.00
Net Insurance Proceeds	700,166.39
Residual Value Surplus	1,741,379.20

Total Collections	82,678,692.47

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	26,378,858.85			1,835
Involuntary Repossession	289,522.00			21
Voluntary Repossession	125,179.00			9
Full Termination	13,853,008.66			1,044
Bankruptcty	5,103.00			1
Insurance Payoff		693,928.09		42
Customer Payoff			361,883.90	22
Grounding Dealer Payoff			6,390,186.81	356
Dealer Purchase			2,641,382.05	120

Total	40,651,671.51	693,928.09	9,393,452.76	3,450

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	27,325	508,784,445.68	7.00000%	437,677,967.78
Total Depreciation Received		(7,864,026.24)		(6,312,829.80)
Principal Amount of Gross Losses	(73)	(1,290,370.83)		(1,106,458.42)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,423)	(24,200,616.86)		(20,152,224.03)
Scheduled Terminations	(1,609)	(28,243,195.70)		(24,179,316.43)

Pool Balance—End of Period	24,220	447,186,236.05		385,927,139.10
Remaining Pool Balance
Lease Payment				54,464,745.62
Residual Value				331,462,393.48

Total				385,927,139.10

III. DISTRIBUTIONS
Total Collections	82,678,692.47
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	82,678,692.47
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	439,487.69
3. Reimbursement of Sales Proceeds Advance	24,765,731.86
4. Servicing Fee:
Servicing Fee Due	364,731.64
Servicing Fee Paid	364,731.64
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	25,569,951.19
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	108,349.52
Class A-3 Notes Monthly Interest Paid	108,349.52
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33
Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	338,982.85
Total Note and Certificate Monthly Interest Paid	338,982.85
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	56,769,758.43
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	51,750,828.68
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	51,750,828.68
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,018,929.75

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

IV. RESERVE ACCOUNT
Initial Reserve Account Amount		5,951,248.86
Required Reserve Account Amount		17,853,746.58
Beginning Reserve Account Balance		17,853,746.58
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,853,746.58
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,018,929.75
Gross Reserve Account Balance		22,872,676.33
Remaining Available Collections Released to Seller		5,018,929.75
Total Ending Reserve Account Balance		17,853,746.58
V. POOL STATISTICS
Weighted Average Remaining Maturity		6.84
Monthly Prepayment Speed		85%
Lifetime Prepayment Speed		95%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,186,087.78
Securitization Value of Defaulted Receivables and Casualty Receivables	1,106,458.42	73
Aggregate Defaulted and Casualty Gain (Loss)	79,629.36
Pool Balance at Beginning of Collection Period	437,677,967.78
Net Loss Ratio
Current Collection Period	0.0182%
Preceding Collection Period	-0.0454%
Second Preceding Collection Period	0.0529%
Third Preceding Collection Period	-0.0035%
Cumulative Net Losses for all Periods	0.2208%	2,627,701.82

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.79%	3,471,200.36	233
61-90 Days Delinquent	0.30%	1,328,867.04	85
91-120+ Days Delinquent	0.09%	376,660.58	26
More than 120 Days	0.01%	51,012.73	4

Total Delinquent Receivables:	1.19%	5,227,740.71	348

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)
Current Collection Period		0.39%	0.41%
Preceding Collection Period		0.27%	0.31%
Second Preceding Collection Period		0.26%	0.26%
Third Preceding Collection Period		0.22%	0.22%

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		40,231,867.51	2,879
Securitization Value		40,694,750.68	2,879

Aggregate Residual Gain (Loss)		(462,883.17)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		332,978,399.72	23,710
Cumulative Securitization Value		350,630,172.15	23,710

Cumulative Residual Gain (Loss)		(17,651,772.43)

VI. RECONCILIATION OF ADVANCES
Beginning Balance of Residual Advance			33,681,101.81
Reimbursement of Outstanding Advance			24,765,731.86
Additional Advances for current period			20,482,743.70

Ending Balance of Residual Advance			29,398,113.65

Beginning Balance of Payment Advance			1,031,438.44
Reimbursement of Outstanding Payment Advance			439,487.69
Additional Payment Advances for current period			317,606.18

Ending Balance of Payment Advance			909,556.93

NISSAN AUTO LEASE TRUST 2015-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO
2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO
4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO
5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO
6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO